Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.1%
Massachusetts 95.7%
Boston, MA, Water & Sewer Commission:
Series A, Prerefunded, 4.0%, 11/1/2027	1,000,000	1,031,738
Series A, Prerefunded, 5.0%, 11/1/2030	500,000	519,990
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,455,892
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue:
Series C, 4.0%, 11/1/2046	1,000,000	1,176,706
Series C, 4.0%, 11/1/2051	2,455,000	2,871,967
Massachusetts, Municipal Wholesale Electric Company Project 2015A, Series A, 4.0%, 7/1/2051	2,000,000	2,402,847
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A, 0.07% (a), 1/7/2022, SPA: State Street B&T Co.	880,000	880,000
Series A-1, 4.0%, 7/1/2051	2,635,000	3,151,535
Series A-2, 5.0%, 7/1/2046	4,475,000	5,410,840
Series A, 5.25%, 7/1/2028	4,000,000	5,113,287
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, Prerefunded, 5.0%, 7/1/2032	1,000,000	1,070,166
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,841,864
Series 19, 4.0%, 2/1/2038	1,655,000	1,862,027
Massachusetts, State College Building Authority Revenue, Series A, Prerefunded, 5.0%, 5/1/2036	1,605,000	1,630,302
Massachusetts, State Consolidated Loan, Series B, 5.0%, 4/1/2037	2,500,000	3,038,572
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A-2, 0.1% (a), 1/7/2022, LOC: TD Bank NA	200,000	200,000
Series A, 5.0%, 1/1/2028	1,000,000	1,246,228
Series A, 5.0%, 1/1/2029	2,000,000	2,556,393
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	997,523
Series A-2, 4.0%, 7/1/2040	1,000,000	1,173,082
Series A, 5.0%, 1/1/2024	1,000,000	1,087,728
Series A, 5.0%, 7/1/2044	5,850,000	7,061,673
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group:
Series G, 4.0%, 7/1/2046	710,000	836,984
Series G, 5.0%, 7/1/2050	5,080,000	6,478,557
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	1,233,770
Massachusetts, State Development Finance Agency Revenue, Babson College:
4.0%, 10/1/2044 (b)	700,000	847,008
5.0%, 10/1/2042	2,500,000	3,045,849
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,740,510
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	598,238
5.0%, 7/1/2040	1,750,000	2,046,059

Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,361,872
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	937,269
Series K, 5.0%, 7/1/2036	1,000,000	1,245,064
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6E, 0.06% (a), 1/3/2022, LOC: TD Bank NA	100,000	100,000
Series U-6C, 0.08% (a), 1/3/2022, LOC: TD Bank NA	950,000	950,000
Series BB2, 4.0%, 10/1/2036	355,000	405,332
Series BB2, 4.0%, 10/1/2037	2,000,000	2,281,607
Series X, 5.0%, 10/1/2048	1,500,000	1,611,891
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	823,788
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,278,840
Series I, 5.0%, 7/1/2036	1,000,000	1,171,618
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	603,913
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,543,880
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,528,989
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	3,652,266
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	448,485
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	549,248
Series B, 4.0%, 7/1/2050	2,825,000	3,227,897
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	527,476
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	820,016
Series A, 5.0%, 10/1/2032	1,700,000	2,227,452
Series A, 5.0%, 10/1/2033	900,000	1,177,253
Series A, 5.0%, 10/1/2034	1,000,000	1,305,479
Series A, 5.0%, 10/1/2035	1,000,000	1,303,601
Series A, 5.25%, 3/1/2037	2,500,000	2,746,152
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S, 5.0%, 7/1/2037	1,405,000	1,717,742
Series S-1, 5.0%, 7/1/2047	2,500,000	3,005,581
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	1,135,328
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,000,000	1,131,121
Series A, 4.0%, 6/1/2056	4,000,000	4,488,020
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,829,545
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 4.0%, 7/1/2051	3,000,000	3,471,566
5.0%, 7/1/2035	2,225,000	2,630,420
5.0%, 7/1/2036	2,550,000	3,010,563
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,059,182

Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,927,846
Series L, 5.0%, 7/1/2044	1,100,000	1,307,950
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	982,838
Series J, 5.0%, 7/1/2042	3,500,000	3,579,898
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,106,650
5.0%, 6/1/2031	1,845,000	2,290,609
5.0%, 6/1/2032	470,000	582,320
5.0%, 6/1/2048	3,500,000	4,288,231
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
4.0%, 9/1/2044	400,000	460,508
5.0%, 9/1/2034	485,000	574,039
Series B, 5.0%, 9/1/2045	2,000,000	2,411,773
5.0%, 9/1/2052	3,500,000	4,090,449
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,496,390
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 0.1% (a), 1/3/2022, LOC: Bank of America NA	700,000	700,000
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	2,235,000	2,286,126
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,636,229
Series K, AMT, 5.25%, 7/1/2029	2,005,000	2,045,039
Series J, 5.5%, 7/1/2027	1,025,000	1,026,073
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	2,000,000	2,000,633
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,436,541
Series G, 4.0%, 9/1/2037	5,000,000	5,709,102
Series B, 5.0%, 7/1/2029	3,500,000	4,533,532
Series A, 5.0%, 7/1/2036	7,000,000	8,069,012
Series A, 5.0%, 3/1/2041	5,000,000	5,490,740
Series A, 5.0%, 1/1/2049	3,000,000	3,724,704
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 0.07% (a), 1/3/2022, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,116,137
Series M, 5.5%, 2/15/2028	3,000,000	3,833,888
Massachusetts, State Housing Finance Agency Revenue:
Series 223, 3.0%, 6/1/2047	3,000,000	3,240,766
Series 215, 4.0%, 12/1/2050	2,275,000	2,533,577
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,400,000	1,499,505
Series 220, 3.0%, 12/1/2050	2,390,000	2,564,356
Series 222, 3.0%, 6/1/2051	1,000,000	1,087,281
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,198,683
Series A, 5.0%, 7/1/2040	3,500,000	4,027,816
Series A, AMT, 5.0%, 7/1/2040	5,000,000	6,189,024
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,228,806
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,577,287
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	4,568,850
Series A, AMT, 5.0%, 7/1/2033	895,000	1,119,020
Series A, AMT, 5.0%, 7/1/2039	1,340,000	1,660,999

Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	9,188,094
Series B, Prerefunded, 5.0%, 1/15/2031	4,480,000	5,098,844
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,756,298
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	3,850,000	4,551,058
Series A, 5.0%, 6/1/2048	1,500,000	1,856,523
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,729,146
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project, Series A, 3.0%, 6/1/2050	3,000,000	3,217,272
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	12,615,000	17,298,367
Massachusetts, State Water Resources Authority:
Series A-2, 0.11% (a), 1/7/2022, SPA: TD Bank NA	40,000	40,000
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	7,079,320
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,812,172
Massachusetts, State Water Resources Authority Revenue, Green Bond, Series C, 4.0%, 8/1/2040	10,425,000	11,861,817
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,511,073
University of Massachusetts, Building Authority Project Revenue, Series 1, 5.0%, 11/1/2036	6,035,000	7,016,207
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,695,421
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,387,963
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,496,536
		336,215,129
Guam 0.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	260,000	302,480
Series A, 5.0%, 1/1/2050	180,000	220,602
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	600,000	615,941
Series C, AMT, 6.375%, 10/1/2043	155,000	167,398
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	181,874
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	222,109
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	428,072
Series A, 5.0%, 10/1/2037	315,000	362,587
Series A, 5.0%, 10/1/2038	285,000	327,667
Series A, 5.0%, 10/1/2040	200,000	229,384
		3,058,114
Puerto Rico 1.5%
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	542,722
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	4,131,000	4,792,196
		5,334,918
Total Municipal Investments (Cost $315,496,124)		344,608,161

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $315,496,124)	98.1	344,608,161
Other Assets and Liabilities, Net	1.9	6,753,821
Net Assets	100.0	351,361,982
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of December 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	When-issued security.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$344,608,161	$—	$344,608,161
Total	$—	$344,608,161	$—	$344,608,161
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH3
R-080548-1 (1/23)